Warrant Liabilities - Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model (Details)									12 Months Ended
	Jul. 31, 2025 $ / shares		Jul. 31, 2025 SFr / shares		May 29, 2024 $ / shares		May 29, 2024 SFr / shares		Dec. 31, 2025 $ / shares		Dec. 31, 2025 SFr / shares		Dec. 31, 2024 $ / shares		Dec. 31, 2024 SFr / shares		Dec. 31, 2023
Fair value of Warrant Option Pricing model [Line items]
Expected term																	6 years 3 months	[1]
Divdend yield									0.00%		0.00%		0.00%		0.00%		0.00%
Black-Scholes option-pricing model
Fair value of Warrant Option Pricing model [Line items]
Share price on valuation date | (per share)	$ 17.64		SFr 14.34		$ 11.93		SFr 10.88		$ 19.97		SFr 15.83		$ 17		SFr 15.38
Expected volatility	88.53%	[2]	88.53%	[2]	85.56%	[2]	85.56%	[2]					94.32%	[2]	94.32%	[2]
Expected term	3 years 6 months	[3]	3 years 6 months	[3]	3 years 6 months	[3]	3 years 6 months	[3]					3 years 2 months 15 days	[3]	3 years 2 months 15 days	[3]
Risk-free interest rate	3.91%	[4]	3.91%	[4]	4.75%	[4]	4.75%	[4]					4.28%	[4]	4.28%	[4]
Divdend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Black-Scholes option-pricing model | Bottom of range [member]
Fair value of Warrant Option Pricing model [Line items]
Expected volatility									82.52%	[2]	82.52%	[2]
Expected term									2 years 8 months 15 days	[3]	2 years 8 months 15 days	[3]
Risk-free interest rate									3.53%	[4]	3.53%	[4]
Black-Scholes option-pricing model | Top of range [member]
Fair value of Warrant Option Pricing model [Line items]
Expected volatility									85.13%	[2]	85.13%	[2]
Expected term									3 years 3 months 14 days	[3]	3 years 3 months 14 days	[3]
Risk-free interest rate									3.58%	[4]	3.58%	[4]

[1]	The expected term represents the period that share-based awards are expected to be outstanding.
[2]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[3]	The expected term represents the period that the BlackRock Warrant is expected to be outstanding.
[4]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.